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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS 02458
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service of Process)	Copy to:
Thomas M. O'Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458	Robert N. Hickey, Esq. Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006
Karen Jacoppo-Wood, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant's telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Shareholders.

                              SEMI-ANNUAL REPORT
                              JUNE 30, 2004

RMR Real Estate Fund
August 19, 2004

Dear Shareholders:

RMR Real Estate Fund (AMEX: RMR) closed its IPO on December 18, 2003. Since the beginning of 2004, we invested the remainder of the total $97.5 million of net proceeds from our common share offering plus another $49.2 million of net proceeds from our March 10, 2004, offering of preferred shares, in accord with our investment objectives.

Our net asset value per share rose from $14.33 immediately after our IPO to a high of $15.53 per share on April 1, 2004, dropped to a low of $12.23 per share on May 10, 2004, and then recovered to $13.81 per share as of June 30, 2004. We have declared distributions of $0.10 per share per month starting in February 2004, an annual rate of 8.0% of our initial offering price of $15 per share.

The fundamentals of the real estate markets are in good shape, we believe, for long-term investors like the Fund. Earnings reports and investor presentations made by real estate companies suggest to us a growing optimism. Many real estate sub-sectors have begun to report improvements. Industrial space owners have seen increasing demand in some markets. Jobs growth seems to have caused office occupancies across the U.S. to bottom out in late 2003. We believe apartment occupancies are stabilizing. Some market areas are beginning to experience improvements in effective rents.

Despite the positive operating fundamentals, real estate stocks tumbled in April and have shown increased volatility in recent months. It appears to us that these share price declines may have been an over reaction to expected increases in interest rates; but we believe that gradual interest rate increases may be offset by improving operating fundamentals in the real estate industry. We also believe that much of the share price volatility may have been caused by short-term investors; the fundamentals of the real estate markets appear to us to favor a long term investing strategy.

Thank you for your continued support.

Thomas M. O'Brien
President and shareholder

RMR Real Estate Fund
Portfolio of Investments – June 30, 2004 (unaudited)

Company	Shares	Value

Real Estate Investment Trusts – 150.7% Common Stocks – 113.1%
Apartments – 27.3%
AMLI Residential Properties Trust	106,700	$3,130,578
Apartment Investment & Management Co.	149,100	4,641,483
Avalonbay Communities, Inc.	95,200	5,380,704
BNP Residential Properties, Inc.	200,000	2,628,000
Cornerstone Realty Income Trust, Inc.	150,000	1,315,500
Post Properties, Inc.	145,400	4,238,410
Summit Properties, Inc.	44,600	1,143,544
United Dominion Realty Trust, Inc.	165,600	3,275,568

		25,753,787
Diversified – 25.2%
Bedford Property Investors, Inc.	150,000	4,386,000
Colonial Properties Trust	125,000	4,816,250
Commercial Net Lease Realty	289,600	4,981,120
Crescent Real Estate Equities Co.	324,000	5,222,880
Lexington Corporate Properties Trust	200,000	3,982,000
Liberty Property Trust	10,000	402,100

		23,790,350
Health Care – 10.2%
Health Care REIT, Inc.	150,000	4,875,000
Nationwide Health Properties, Inc.	250,000	4,725,000

		9,600,000
Industrial – 6.5%
First Industrial Realty Trust, Inc.	165,000	6,085,200
Office – 22.5%
Arden Realty, Inc.	114,600	3,370,386
Equity Office Properties Trust	220,000	5,984,000
Glenborough Realty Trust, Inc.	275,000	5,046,250
Highwoods Properties, Inc.	75,000	1,762,500
Maguire Properties, Inc.	170,000	4,210,900
Reckson Associates Realty Corp.	29,000	796,340

		21,170,376
Retail – 13.1%
Glimcher Realty Trust	75,000	1,659,000
Heritage Property Investment Trust	200,000	5,412,000
New Plan Excel Realty Trust	156,200	3,648,832
The Mills Corp.	35,000	1,634,500

		12,354,332
See notes to financial statements and notes to portfolio of investments.

Specialty – 5.3%
Getty Realty Corp.	28,600	$719,576
U.S. Restaurant Properties, Inc.	280,000	4,253,200

		4,972,776
Storage – 3.0%
Sovran Self Storage, Inc.	75,000	2,863,500

Total Common Stocks (Cost $109,693,302)		106,590,321

Preferred Stocks – 37.6%
Apartments – 2.1%
Apartment Investment & Research Management Co., Series G	20,000	518,000
Apartment Investment & Research Management Co., Series T	60,000	1,447,200

		1,965,200
Health Care – 8.4%
LTC Properties, Inc., Series F	160,000	3,920,000
Nationwide Health Properties, Inc.	250	24,125
OMEGA Healthcare Investors, Inc., Series D	160,000	4,016,000

		7,960,125
Hospitality – 10.6%
FelCor Lodging Trust, Inc., Series A	83,000	1,971,250
FelCor Lodging Trust, Inc., Series B	18,900	472,500
Equity Inns, Inc., Series B	34,000	853,400
Innkeepers USA Trust, Series C	120,000	2,892,000
Winston Hotels, Inc., Series B	160,000	3,843,200

		10,032,350
Industrial – 0.2%
Keystone Property Trust, Series D	6,500	168,350
Manufactured Homes – 7.6%
Affordable Residential Communities, Series A	280,000	7,210,000
Office – 2.6%
Highwoods Properties, Inc., Series B	75,000	1,836,000
Reckson Associates Realty Corp., Series A	21,800	568,980

		2,404,980
See notes to financial statements and notes to portfolio of investments.

Retail – 2.6%
CBL & Associates Properties, Inc., Series B	20,000	$1,056,000
Glimcher Realty Trust, Series G	50,000	1,187,500
The Mills Corp., Series B	1,300	34,632
The Mills Corp., Series E	7,100	186,091

		2,464,223
Specialty – 3.5%
Anthracite Capital, Inc., Series C	10,000	260,000
RAIT Investment Trust, Series A	125,000	3,007,500

		3,267,500

Total Preferred Stocks (Cost $36,098,404)		35,472,728

Total Real Estate Investment Trusts (Cost $145,791,706)		142,063,049
Short-Term Investment – 2.2%
Other Investment Companies – 2.2%
SSgA Money Market Fund, 0.79%* (Cost $2,062,513)	2,062,513	2,062,513

Total Investments – 152.9% (Cost $147,854,219)		144,125,562
Other assets less liabilities – 0.1%		142,065
Preferred Stock, at liquidation preference – (53.0)%		(50,000,000)

Net Assets Applicable to common shareholders – 100%		$94,267,627

Notes to Portfolio of Investments

*
Rate reflects 7 day yield as of June 30, 2004.

See notes to financial statements.

RMR Real Estate Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $147,854,219)	$144,125,562
Receivable for investment securities sold	548,970
Dividends and interest receivable	1,244,840
Other assets	34,671

Total assets	145,954,043

Liabilities
Payable for investment securities purchased	1,391,882
Advisory fee payable	70,329
Distributions payable – common shares	113,365
Distributions payable – preferred shares	14,100
Accrued expenses and other liabilities	96,740

Total liabilities	1,686,416

Preferred shares, at liquidation preference
Auction preferred shares, Series T; $.001 par value per share; 2,000 shares issued and outstanding at $25,000 per share liquidation preference	50,000,000

Net assets applicable to common shareholders	$94,267,627

Composition of net assets
Common shares, $.001 par value per share; unlimited number of shares authorized, 6,824,000 shares issued and outstanding	$6,824
Additional paid-in capital	96,710,623
Undistributed net investment income	909,183
Accumulated net realized gain on investment transactions	369,654
Net unrealized loss on investments	(3,728,657)

Net assets applicable to common shareholders	$94,267,627

Net asset value per share applicable to common shareholders (based on 6,824,000 common shares outstanding)	$13.81

See notes to financial statements.

RMR Real Estate Fund
Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income
Dividends	$4,513,690
Interest	13,098

Total investment income	4,526,788

Expenses
Advisory	547,117
Administrative	82,623
Legal	79,972
Custodian	41,770
Preferred shares remarketing fee	39,040
Audit	38,538
Trustees' fees and expenses	25,361
Transfer agency	18,897
Other	39,532

Total expenses before interest	912,850
Interest expense	75,390

Total expenses	988,240
Less: expenses waived by the Advisor	(160,917)

Net expenses	827,323

Net investment income	3,699,465

Realized and unrealized gain (loss) on investment transactions
Net realized gain on investment transactions	126,693
Net change in unrealized loss on investments	(3,060,636)

Net realized and unrealized loss on investment transactions	(2,933,943)

Distributions to preferred shareholders from net investment income	(201,240)

Net increase in net assets applicable to common shareholders resulting from operations	$564,282

See notes to financial statements.

RMR Real Estate Fund
Financial Statements – continued

Statement of Changes in Net Assets

	Six Months Ended June 30, 2004 (unaudited)	For the Period December 18, 2003(a) to December 31, 2003

Increase (decrease) in net assets resulting from operations
Net investment income	$3,699,465	$909,263
Net realized gain on investment transactions	126,693	124,753
Net change in unrealized loss on investments	(3,060,636)	(668,021)
Distributions to preferred shareholders from net investment income	(201,240)	—

Net increase in net assets applicable to common shareholders resulting from operations	564,282	365,995

Distributions to common shareholders from net investment income	(3,412,000)	—
Capital shares transactions
Net proceeds from sales of common shares	2,144,250	95,304,765
Net proceeds from sales of preferred shares	49,195,335	—

Net increase from capital share transactions	51,339,585	95,304,765
Less: Liquidation preference of preferred shares issued	(50,000,000)	—

Total (decrease) increase in net assets	(1,508,133)	95,670,760
Net assets applicable to common shareholders
Beginning of period	95,775,760	105,000

End of period (including undistributed net investment income of $909,183 and $822,958, respectively)	$94,267,627	$95,775,760

Common shares issued and repurchased
Shares outstanding, beginning of period	6,674,000	7,000
Shares sold	150,000	6,667,000

Shares outstanding, end of period	6,824,000	6,674,000

(a) Commencement of operations.

See notes to financial statements.

RMR Real Estate Fund
Notes to Financial Statements

June 30, 2004 (unaudited)

Note A

(1)  Organization

RMR Real Estate Fund (the "Fund") was organized as a Massachusetts business trust on July 2, 2002, and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The Fund had no operations until December 18, 2003, other than matters relating to the Fund's establishment, registration of the Fund's common shares under the Securities Act of 1933, and the sale of a total of 7,000 Fund common shares for $105,000 to RMR Advisors, Inc., or RMR Advisors. On December 18, 2003, the Fund sold 6,667,000 common shares in an initial public offering and 150,000 shares on February 4, 2004, pursuant to an over allotment agreement with the underwriters. Proceeds to the Fund were $97,449,015 after deducting underwriting commissions and $204,510 of offering expenses.

(2)  Interim Financial Statements

The accompanying June 30, 2004, financial statements have been prepared without audit. The Fund believes the disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Trustees of the Fund believe accurately reflects fair value. Numerous factors may be considered when determining fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Federal Income Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay distributions to common shareholders on a monthly basis. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Only distributions in excess of accumulated tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The Fund paid its first monthly distribution to common shareholders on February 27, 2004. The tax character of distributions paid to common shareholders during the year ending December 31, 2004, will be determined at the end of the year. The classification of income for federal income tax purposes of the Fund depends upon the classification of the income the Fund receives from its investments. Because the issuers of a substantial portion of the Fund's owned securities will not make their classifications until subsequent to year end 2004, and because the Fund has not yet closed its taxable year in 2004 and does not at this time know the magnitude or timing of its securities transactions prior to year end 2004, it is not possible at this time to predict the amount or the components of distributable earnings on a federal income tax basis for 2004. Although subject to adjustment, principally due to the extent of distributions characterized by the issuers of the Fund's investments as returns of capital during 2004, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation as of June 30, 2004, are as follows:

Cost	$147,854,219

Gross unrealized appreciation	$2,400,299
Gross unrealized depreciation	(6,128,956)

Net unrealized depreciation	$(3,728,657)

(8)  Organization Expenses and Common Offering Costs

RMR Advisors paid all the organization expenses and offering costs (other than the sales load) of the Fund's initial public offering of common shares which exceeded $0.03 per share. The total amount incurred by RMR Advisors was $571,187. The Fund incurred offering costs of $204,510 which were charged as a reduction of paid in capital.

(9)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by real estate companies and real estate investment trusts, or REITS. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered into for purposes of leverage. For purposes of calculating managed assets, the liquidation preference of preferred shares is not considered a liability.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets until after December 18, 2008.

RMR Advisors, and not the Fund, has agreed to pay the lead underwriter of the Fund's initial public offering, an annual fee equal to 0.15% of the Fund's managed assets. This fee will be paid quarterly in arrears during the term of RMR Advisors' advisory agreement and is paid by the advisor, not the Fund. The aggregate fees paid pursuant to the contract plus reimbursement of legal expenses of the underwriters will not exceed 4.5% of the total price of the common shares in the initial public offering.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street").

No director, officer or employee of the investment advisor, or any affiliate of that entity, receives any compensation from the Fund for serving as an officer or trustee of the Fund. The Fund pays each trustee (who is not a director, officer or employee of the investment advisor) (a "Disinterested Trustee") an annual fee plus a fee for each board of trustees' meeting or committee meeting attended, other than meetings held on days on which there is also a board of trustees' meeting or another committee meeting for which they are paid. In addition, the Fund reimburses all trustees for travel and out-of-pocket expenses incurred in connection with attending board or committee meetings.

Note C

Securities Transactions

During the six months ended June 30, 2004, there were purchases and sales transactions (excluding short-term securities) of $91,913,360 and $37,463,363, respectively. Brokerage commissions on securities transactions amounted to $87,995 during the six months ended June 30, 2004. During the period ended December 31, 2003, there were purchases and sales transactions (excluding short-term securities) of $101,890,871 and $10,800,608, respectively. Brokerage commissions on securities transactions amounted to $114,099 during the period ended December 31, 2003.

Note D

Preferred Shares

On March 10, 2004, the Fund issued 2,000 auction preferred shares, Series T for $50,000,000, or net proceeds of $49,195,335 after deducting underwriting commissions and offering expenses of $804,665. The preferred shares have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid distributions. The preferred shares are senior to the Fund's common shares and will rank on parity with any other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by Moody's Investor Services and Fitch Ratings or by any other rating agency rating the preferred shares, or (2) maintain asset coverage, as defined in the Investment Company Act of 1940, of at least 200%, the preferred shares will be subject to mandatory redemption at an amount equal to their liquidation preference plus accumulated but unpaid distributions. The Fund pays distributions on the preferred shares based on a variable interest rate set at auctions, generally every seven days. Distributions are generally payable every seven days, on the first business day following the end of a distribution period. The preferred share distribution rate was 1.45% per annum as of June 30, 2004.

Note E

Use of Leverage

On February 10, 2004, the Fund entered into a revolving credit agreement with Wachovia Bank, N.A. This facility was cancelled after the offering of preferred shares on March 10, 2004. This facility permitted borrowing up to $30,000,000. Funds could be drawn, repaid and redrawn until maturity, and no principal payment was due until maturity. Interest on borrowings under the credit facility was payable at a spread above LIBOR. During the period the credit agreement was in place, the Fund had average daily borrowings of $23,750,000 and outstanding amounts carried a weighted average interest rate of 2.19% per annum.

Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2004 (unaudited)		For the Period December 18, 2003(a) to December 31, 2003

Net asset value, beginning of period	$14.35		$14.33 (b)

Income from Investment Operations
Net investment income(c)(d)	.55		.14
Net realized and unrealized gain (loss) investment transactions	(.44)		(.09)
Distributions to preferred shareholders (common stock equivalent basis) from net investment income	(.03)		—

Net increase in net asset value from operations	.08		.05
Less: Distributions to common shareholders from net investment income	(.50)		—
Common shares offering costs charged to paid-in capital	—		(.03)
Preferred shares offering costs charged to paid in capital	(.12)		—

Net asset value, end of period	$13.81		$14.35

Market price, beginning of period	$15.00		$15.00

Market price, end of period	$12.55		$15.00

Total Return(e)
Total investment return based on:(f)
Market price	(13.18)%		0.00%
Net asset value	(0.21)%		0.14%
Ratios/Supplemental Data:
Preferred shares, liquidation preference ($25,000 per share) (000s omitted)	$50,000		$—
Net assets applicable to common shareholders, end of period (000s)	$94,268		$95,776
Ratio to average net assets applicable to common shareholders of:
Net investment income, before preferred share distributions(d)(g)	7.75	%(h)	34.57%
Preferred share distributions(g)	0.42%		0.00%
Net investment income, net of preferred share distributions(d)(g)	7.33%		34.57%
Expenses, net of fee waivers(g)	1.73	%(h)	2.40%
Expenses, before fee waivers(g)	2.07	%(h)	2.65%
Expenses, before fee waivers, excluding interest expense(g)	1.91	%(h)	2.65%
Portfolio turnover rate	29.35%		17.49%
(a)
Commencement of operations.

(b)
Net asset value at December 18, 2003, reflects the deduction of the average sales load of $0.67 per share paid by the holders of common shares from the $15.00 offering price. We paid a sales load of $0.68 per share on 6,660,000 shares sold to the public and no sales load on 7,000 shares sold to affiliates of the Fund's Advisor for $15.00 per share.

(c)
Based on average shares outstanding.

(d)
Net of expenses waived by the Advisor.

(e)
Not annualized.

(f)
Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Total return would have been lower if our Advisor had not contractually waived a portion of its investment advisory fee.

(g)
Annualized.

(h)
These expense and net investment income ratios do not reflect the effect of distribution payments to preferred shareholders.

RMR Real Estate Fund

June 30, 2004 (unaudited)

About information contained in this report:

  •
  Our performance data is historical and reflects historical expenses and historical changes in net asset value. We have been in operation only since December 18, 2003. Historical results are not indicative of future results.

  •
  If our advisor had not waived fees or paid all our organizational costs and a portion of our offering costs, our returns would have been lower.

  •
  An investment in the Fund's shares is subject to material risks, including those summarized below:

Limited Operating History – The Fund is a recently organized company and has no history of operations prior to December 2003.

Inexperienced Advisor – The Fund's Advisor is an entity recently organized and has limited experience managing registered investment companies like the Fund.

Concentration of Investments – The Fund's investment portfolio is concentrated in the real estate industry. A decline in the market value of real estate generally is likely to cause a decline in the value of the Fund's common shares.

Non-diversification Risk – The Fund's investment portfolio is focused upon securities in only one industry. Also, because the Fund is non-diversified under the Investment Company Act of 1940, it can invest a greater percentage of its assets in securities of a single company than can a diversified fund. Accordingly, the market prices of the Fund's common shares may be more volatile than an investment in a diversified fund.

Real Estate Risks – The Fund's investment focus on real estate securities creates risks, including the following:

  •
  Securities of companies that own office or industrial buildings are vulnerable to changes in office or industrial occupancies and rents; securities of companies that own hotels and resorts are highly sensitive to business and leisure travel and general economic conditions; securities of companies that own healthcare facilities, age restricted apartments, congregate care properties, assisted living facilities and nursing homes may be highly dependent upon Medicare and Medicaid payments which are subject to changes in government policies; securities of companies that own retail properties are vulnerable to changes in consumer spending practices and to bankruptcies of large retail firms; securities of companies that own apartment buildings are affected by changes in housing market conditions; and securities of companies that own other types of real estate are subject to risks associated with that type of real estate.

  •
  Many real estate companies in which the Fund invests may be smaller and have more debt than companies traded in the equity markets as a whole. Smaller equity capitalization and more leverage may mean that securities issued by real estate companies may be more volatile than securities issued by larger or less leveraged companies.

  •
  Real estate companies in which the Fund invests are susceptible to other special risks. For example: real estate taxes and property insurance costs may increase materially; environmental laws have made real estate owners responsible for clean up costs which can be material; and other laws require real estate owners to incur capital expenditures such as laws that require access for disabled persons.

Leverage Risks – The Fund uses leverage to increase its investments. Holders of the Fund's preferred shares have priority claims to the Fund's income and assets over an owner of the Fund's common shares. Because the Fund uses leverage, if the value of the Fund's investments declines, the value of the Fund's common shares will decline faster than it would if the Fund had invested without leverage.

Interest Rate Risks – The Fund is exposed to two principal types of interest rate risks:

  •
  The Fund's cost of leverage will increase as interest rates increase. These increased costs may result in less net income available for distribution to common shareholders.

  •
  When interest rates rise the market values of dividend and interest paying securities usually fall. Because most of the Fund's investments will be in dividend and interest paying securities, and because the Fund expects to make distributions to shareholders, both the Fund's net asset value and the market price of the Fund's common shares are likely to decline when interest rates rise.

The Fund may mitigate, but is unlikely to eliminate, interest rate risks by investing in interest rate hedges. Interest rate risks may be magnified if the Fund hedges interest rates based upon expectations concerning interest rates that prove inaccurate.

Market Discount Risk – Shares of closed end investment companies frequently trade at a discount to net asset value.

Redeemable Securities Risks – Most of the preferred securities in which the Fund invests provide their issuers rights of redemption at fixed prices. If the issuers exercise their redemption rights, the Fund may not realize the value for any premium the Fund may have paid for these securities or the Fund may be unable to make new investments which produce equivalent income.

Low Rated Securities Risks – The Fund may invest some of its managed assets in ratable securities which are below investment grade. In addition, none of the common equity securities in which the Fund invests are rated. These investments should be considered speculative. Because the Fund invests in speculative securities, an investment in the Fund's common shares involves a greater risk of loss than an investment which is focused only on higher rated securities.

Anti-takeover Provisions – The Fund's declaration of trust and bylaws contain provisions which limit the ability of any person to acquire control of the Fund or to convert the Fund to an open end fund. These provisions may deprive common shareholders of the ability to sell their common shares at a premium to their market value.

Market Disruption Risk – Volatility in securities markets precipitated by terrorist attacks, war or other world events may have negative effects on those markets. The value of securities in which the Fund invests and the Fund's common shares may be more volatile or decline in the event of future terrorist activity, war or instability.

AN INVESTEMENT IN RMR REAL ESTATE FUND IS NOT A DEPOSIT OR OBLIGATION OF, AND IS NOT GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Dividend Reinvestment Plan (unaudited)

We have adopted a dividend reinvestment plan (the "Plan") which is sometimes referred to as an "opt out plan." You will have all of your cash distributions invested in our common shares automatically unless you elect to receive cash. As part of this Plan, you will also have the opportunity to purchase additional common shares by submitting a cash payment for the purchase of such shares (the "Cash Purchase Option"). Your cash payment, if any, for the additional shares may not exceed $10,000 per quarter and must be for a minimum of $100 per quarter. We expect that, until December 12, 2004, EquiServe Trust Company, N.A. and EquiServe, Inc., an affiliate of EquiServe Trust Company, Inc. and a transfer agent registered with the Securities and Exchange Commission acting as service agent for EquiServe Trust Company, N.A. (together "EquiServe") will act as Plan Agent and our paying agent. On December 13, 2004, Wells Fargo Bank N.A. will replace EquiServe, as Plan Agent and paying agent. Our Plan Agent will receive your distributions and your additional cash payments under the Cash Purchase Option and either purchase our common shares in the open market for your account or directly from us. If you elect not to participate in the Plan, you will receive all cash distributions in cash paid by check mailed to you (or, generally, if your shares are held in street name, to your broker) by our paying agent.

The number of common shares you will receive if you do not opt out will be determined as follows:

(1) If, on the payment date of the distribution, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is below the net asset value per common share on that payment date, the Plan Agent will receive the distribution in cash and, together with your additional cash payments, if any, will purchase common shares in the open market, on the AMEX or elsewhere, for your account prior to the next ex-dividend date. It is possible that the market price for our common shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid to you in common shares newly issued by us. In the event it appears that the Plan Agent will not be able to complete the open market purchases prior to the next ex-dividend date, we will determine whether to issue the remaining shares at the greater of (i) net asset value per common share at the time of purchase or (ii) 100% of the per common share market price at the time of purchase. Interest will not be paid on any uninvested amounts.

(2) If, on the payment date of the distribution, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is at or above the net asset value per common share on that payment date, we will issue new shares for your account, at a price equal to the greater of (i) net asset value per common share on that payment date or (ii) 95% of the per common share market price on that payment date.

The Plan Agent* maintains all shareholder accounts in the Plan (including all shares purchased under the Cash Purchase Option) and provides written confirmation of all transactions in the accounts, including information you may need for tax records. Common shares in your account will be held by the Plan Agent* in non-certificated form. Any proxy you receive will include all common shares you have received or purchased under the Plan.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent*. If you withdraw or the Plan is terminated, the Plan Agent* will transfer the shares in your account to you (which may include a cash payment for any fraction of a share in your account). If you wish, the Plan Agent* will sell your shares and send you the proceeds, minus brokerage commissions to be paid by you.

The Plan Agent's administrative fees will be paid by us. There will be no brokerage commission charged with respect to common shares issued directly by us. Each participant will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases of our shares pursuant to the Plan including the Cash Purchase Option.

We may amend or terminate the Plan or the Cash Purchase Option if our board of trustees determines the change is appropriate. However, no additional charges will be imposed upon participants by amendment to the Plan except after prior notice to Plan participants.

Participation in the Plan will not relieve you of any federal, state or local income tax that may be payable (or required to be withheld) as a result of distributions you receive which are credited to your account under the Plan rather than paid in cash. The automatic reinvestment of distributions in our common shares will not relieve you of tax obligations arising from your receipt of distributions even though you will not receive any cash.

All correspondence about the Plan to be delivered prior to December 13, 2004, should be directed to EquiServe Trust Company N.A., at P.O. Box 43010, Providence, RI 02940-3010 or by telephone at 1-800-426-5523. Correspondence about the Plan to be delivered after December 13, 2004, should be directed to Wells Fargo Bank N.A., 161 North Concord Exchange, South St. Paul, MN 55075 or by telephone at 800-689-8788.

*
Shareholders who hold shares of the Fund in "Street Name", that is, through a broker, financial advisor or other intermediary should not contact the Plan Agent with Plan correspondence, opt-out cash purchase option or other requests. If you own your shares in street name, you must instead contact your broker, financial advisor or intermediary.

RMR Real Estate Fund
Trustees and Officers (unaudited)

June 30, 2004

Name, Address* (Age)	Position(s) Held with Fund and Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees***
Gerard M. Martin (69)	Class II Trustee to serve until 2006. July 2002 to present.	Director of Reit Management & Research LLC — 1986 to present; Director and Vice President of the Fund's Advisor — July 2002 to present; Managing Director of Five Star Quality Care, Inc. — 2001 to present; Managing Trustee of Senior Housing Properties Trust — 1999 to present; Managing Trustee of Hospitality Properties Trust — 1995 to present; Managing Trustee of HRPT Properties Trust — 1986 to present. Trustee of RMR Hospitality & Real Estate Fund — January 2004 to present.	2
Barry M. Portnoy (58)	Class III Trustee to serve until 2007. July 2002 to present.	Chairman of Reit Management & Research LLC — 1986 to present; Director and Vice President of the Fund's Advisor — July 2002 to present; Managing Director of Five Star Quality Care, Inc. — 2001 to present; Managing Trustee of Senior Housing Properties Trust — 1999 to present; Managing Trustee of Hospitality Properties Trust — 1995 to present; Managing Trustee of HRPT Properties Trust — 1986 to present. Trustee of RMR Hospitality & Real Estate Fund — January 2004 to present.	2
Disinterested Trustees
John L. Harrington (67)	Class I Trustee to serve until 2005. December 2003 to present.	Executive Director and Trustee of the Yawkey Foundation (a charitable trust) and a Trustee of the JRY Trust (a charitable trust) — 1982 to present; Chief Executive Officer of the Boston Red Sox Baseball Club — 1982 to 2002; Trustee of Hospitality Properties Trust — 1995 to present; Director of Five Star Quality Care, Inc. — 2001 to January 2004; Trustee of Senior Housing Properties Trust — 1999 to present. Trustee of RMR Hospitality & Real Estate Fund — March 2004 to present.	2
Frank J. Bailey (48)	Class II Trustee to serve until 2006. December 2003 to present.	Partner in the Boston law firm of Sherin and Lodgen LLP; Trustee of Hospitality Properties Trust — 2003 to present; Trustee of Senior Housing Properties Trust — 2002 to present. Trustee of RMR Hospitality & Real Estate Fund — March 2004 to present.	2
Arthur G. Koumantzelis (73)	Class III Trustee to serve until 2007. December 2003 to present.	President and Chief Executive Officer of Gainesborough Investments LLC — June 1998 to present; Trustee of Hospitality Properties Trust — 1995 to present; Director of Five Star Quality Care, Inc. — 2001 to present; Trustee of Senior Housing Properties Trust — 1999 to 2003. Trustee of RMR Hospitality & Real Estate Fund — March 2004 to present.	2

Name, Address* (Age)	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Executive Officers
Thomas M. O'Brien (38)	President. July 2002 to present.	President of RMR Hospitality & Real Estate Fund — January 2004 to present. President and Director of the Fund's Advisor — July 2002 to present; Vice President of Reit Management & Research LLC — April 1996 to present; Treasurer and Chief Financial Officer, Hospitality Properties Trust — April 1996 to October 2002; Executive Vice President, Hospitality Properties Trust — October 2002 to December 2003.
Mark L. Kleifges (43)	Treasurer. November 2003 to present.	Treasurer of RMR Hospitality & Real Estate Fund — January 2004 to present. Vice President of the Fund's Advisor — December 2003 to present; Vice President of Reit Management & Research LLC — 2002 to present; Treasurer and Chief Financial Officer, Hospitality Properties Trust — 2002 to present; Partner, Arthur Andersen LLP — 1993-2002.
James J. McKelvey (45)	Vice President. June 2004 to present.	Vice President of RMR Hospitality & Real Estate Fund — June 2004 to present; Vice President of the Fund's Advisor — July 2004 to present; Portfolio Manager and Senior Research Officer for John Hancock Funds — May 1997 to April 2004.
Adam D. Portnoy (33)	Vice President. February 2004 to present.	Vice President of RMR Hospitality & Real Estate Fund — January 2004 to present. Vice President of Reit Management & Research LLC — September 2003 to present; present. Vice President of the Fund's Advisor — December 2003 to present; Executive Vice President of HRPT Properties Trust — December 2003 to present; Senior Investment Officer, International Finance Corporation — June 2001 to July 2003; Vice President, ABN AMRO Investment Banking — January 2001 to May 2001; President and CEO, Surfree.com, Inc. — June 1997 to June 2000.
Jennifer B. Clark (43)	Secretary and Chief Legal Officer. July 2002 to present.	Secretary of RMR Hospitality & Real Estate Fund — January 2004 to present. Vice President of Reit Management & Research LLC — 1999 to present; Secretary of the Fund's Advisor — July 2002 to present; Senior Vice President of HRPT Properties Trust — 1999 to present; Partner, Sullivan & Worcester LLP — 1997 to 1999.
John C. Popeo (43)	Treasurer. July 2002 to November 2003. Vice President. November 2003 to present.	Vice President of RMR Hospitality & Real Estate Fund — January 2004 to present. Vice President of the Fund's Advisor — July 2002 to present; Treasurer of Reit Management & Research LLC — 1997 to present. Treasurer and Chief Financial Officer of HRPT Properties Trust- 1997 to present; Vice President and Controller of The Beacon Companies — 1996 to 1997.

*
The business address of each listed person is 400 Centre Street, Newton, Massachusetts 02458.

**
The Board of Trustees is divided into three classes of Trustees designated as Class I, Class II and Class III. The terms of office of Class I, Class II and Class III Trustees shall expire at the annual meeting of stockholders held in 2005, 2006 and 2007, respectively.

***
Indicates a trustee who is an "interested person" of the Fund within the meaning of the Investment Company Act of 1940, as amended. Mr. Portnoy and Mr. Martin are interested persons of the Fund by virtue of their control of the Fund's investment advisor.

RMR Real Estate Fund
June 30, 2004

Privacy Policy

The Fund is committed to maintain shareholder privacy and to safeguard shareholder nonpublic personal information.

The Fund does not receive any nonpublic personal information relating to shareholders who purchase Fund shares through an intermediary that acts as the record owner of the shares. If a shareholder is the record owner of Fund shares, the Fund may receive nonpublic personal information on shareholder account documents or otherwise and also have access to specific information regarding shareholder Fund share transactions, either directly or through the Fund's transfer agent.

The Fund does not disclose any nonpublic personal information about shareholders or any former shareholders to anyone, except as permitted by law or as is necessary to service shareholder accounts. The Fund restricts access to nonpublic personal information about shareholders to Fund employees with a legitimate business need for the information.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund's investment advisor to vote proxies relating to the Fund's portfolio securities is available: (1) without charge, upon request, by calling 1-866-790-8165; and (2) as an exhibit to the Fund's annual report on Form N-CSR, which is available on the website of the U.S. Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisor votes these proxies will become available by calling the same number and on the Commission's website when the Fund files its first report on Form N-PX which is due by August 31, 2004, covering the Fund's proxy voting record for the 12-month period ending June 30, 2004.

Procedures for the Submission of Confidential and Anonymous Concerns or Complaints about Accounting, Internal Accounting Controls or Auditing Matters

The Fund is committed to compliance with all applicable securities laws and regulations, accounting standards, accounting controls and audit practices and has established procedures for handling concerns or complaints about accounting, internal accounting controls or auditing matters. Shareholders may use the Fund's website (http://www.rmrfunds.com) to communicate concerns or complaints about accounting, internal accounting controls or auditing matters.

WARNING REGARDING FORWARD LOOKING STATEMENTS

THIS SEMI-ANNUAL REPORT INCLUDES FORWARD LOOKING STATEMENTS WITHIN THE MEANING OF THE FEDERAL SECURITIES LAWS. THESE FORWARD LOOKING STATEMENTS ARE BASED UPON THE BELIEFS AND EXPECTATIONS OF RMR REAL ESTATE FUND'S, ITS TRUSTEES', ITS OFFICERS', OR ITS INVESTMENT ADVISOR'S, BUT THEY ARE NOT GUARANTEED TO OCCUR. FOR EXAMPLE, MR. O'BRIEN'S LETTER STATES THE BELIEF THAT REAL ESTATE MARKET FUNDAMENTALS ARE IMPROVING AND IMPLIES THAT THE MARKET PRICES OF REAL ESTATE SECURITIES IN WHICH THE FUND INVESTS AS WELL AS THE MARKET PRICE OF THE FUND'S SHARES WILL INCREASE. IN FACT, REAL ESTATE MARKET FUNDAMENTALS MAY NOT IMPROVE AND THE MARKET PRICES OF REAL ESTATE SECURITIES AND OF THE FUND'S SHARES MAY NOT INCREASE BUT MAY DECLINE. SIMILARLY, MR. O'BRIEN'S REFERENCES TO THE FUND'S CURRENT DIVIDEND RATE MAY IMPLY THAT DIVIDENDS WILL CONTINUE TO BE PAID AT THIS RATE IN THE FUTURE. IN FACT, THE FUND MAY REDUCE ITS DIVIDEND RATE OR DISCONTINUE PAYING DIVIDENDS IF ITS EARNINGS DECLINE. THESE UNEXPECTED RESULTS MAY OCCUR FOR MANY DIFFERENT REASONS, SOME OF WHICH, SUCH AS A GENERAL DECLINE IN ECONOMIC ACTIVITY, ARE BEYOND THE FUND'S CONTROL. INVESTORS ARE URGED TO CAREFULLY READ AND CONSIDER THE RISK FACTORS WHICH BEGIN ON PAGE 13 OF THIS SEMI-ANNUAL REPORT FOR A LISTING OF SOME OF THE MAJOR REASONS WHY THESE FORWARD LOOKING STATEMENTS MAY NOT OCCUR; AND INVESTORS ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE UPON FORWARD LOOKING STATEMENTS.

NOTICE CONCERNING LIMITED LIABILITY

OUR AMENDED AND RESTATED DECLARATION OF TRUST, DATED DECEMBER 5, 2003, A COPY OF WHICH, TOGETHER WITH ALL AMENDMENTS AND SUPPLEMENTS THERETO, IS DULY FILED IN THE OFFICE OF THE SECRETARY, CORPORATIONS DIVISION OF THE COMMONWEALTH OF MASSACHUSETTS, PROVIDES THAT NO TRUSTEE, OFFICER, SHAREHOLDER, EMPLOYEE OR AGENT OF RMR REAL ESTATE FUND SHALL BE HELD TO ANY PERSONAL LIABILITY, JOINTLY OR SEVERALLY, FOR ANY OBLIGATION OF, OR CLAIM AGAINST, RMR REAL ESTATE FUND. ALL PERSONS DEALING WITH RMR REAL ESTATE FUND, IN ANY WAY, SHALL LOOK ONLY TO THE ASSETS OF RMR REAL ESTATE FUND FOR THE PAYMENT OF ANY SUM OR THE PERFORMANCE OF ANY OBLIGATION.

Item 2. Code of Ethics.

  (a)
  As of the end of the six months ended, June 30, 2004, the registrant had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer.

  (c)
  The registrant has not made any amendment to its code of ethics during the covered period.

  (d)
  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

  (f)
  The registrant's code of ethics has been posted on its Internet website at http://www.rmrfunds.com. A copy of the code of ethics may also be obtained free of charge by writing to Investor Relations, RMR Real Estate Fund, 400 Centre Street, Newton, MA 02458.

Item 3. Audit Committee Financial Expert.

  (a)
  (1)  The registrant's board of trustees (the "Board") has determined that the registrant has at least one member serving on the registrant's Audit Committee that possesses the attributes identified in Item 3 of Form N-CSR to qualify as an "audit committee financial expert."

  (a)
  (2)  The name of the audit committee financial expert is Arthur G. Koumantzelis. Mr. Koumantzelis has been deemed to be "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The information is not required for the semi-annual report on Form N-CSR.

Item 5. Disclosure of Audit Committees for Listed Companies.

The information is not required for the semi-annual report on Form N-CSR.

Item 6. Schedule of Investments

The information required under Item 6 is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Information not required in semi-annual reports on Form N-CSR.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

During the period ended June 30, 2004, there has been no purchase made by or on behalf of the registrant or any "affiliated purchaser" as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders many recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

  (a)
  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

  (b)
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

  (a)
  (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

  (b)
  Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND
By:
/s/ THOMAS M. O'BRIEN Thomas M. O'Brien President
Date: August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ THOMAS M. O'BRIEN Thomas M. O'Brien President
Date: August 30, 2004
By:
/s/ MARK L. KLEIFGES Mark L. Kleifges Treasurer
Date: August 30, 2004

QuickLinks

  Item 1. Reports to Shareholders.
RMR Real Estate Fund Financial Statements
RMR Real Estate Fund Notes to Financial Statements June 30, 2004 (unaudited)
Dividend Reinvestment Plan
RMR Real Estate Fund Trustees and Officers (unaudited) June 30, 2004
WARNING REGARDING FORWARD LOOKING STATEMENTS
NOTICE CONCERNING LIMITED LIABILITY
  Item 2. Code of Ethics.
  Item 3. Audit Committee Financial Expert.
  Item 4. Principal Accountant Fees and Services.
  Item 5. Disclosure of Audit Committees for Listed Companies.
  Item 6. Schedule of Investments
  Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
  Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
  Item 9. Submission of Matters to a Vote of Security Holders.
  Item 10. Controls and Procedures.
  Item 11. Exhibits.
SIGNATURES